UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Minot Capital, LLC
Name:
99 Summer Street
Address:
20th Floor

Boston, MA 02110


13F File Number:
28-  (N/A)
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Robert Hardy

Title:
Chief Financial Officer

Phone:
617-589-4520

Signature,
Place,
and Date of Signing:
Robert Hardy
Boston, MA
May 13, 2003
Report Type (Check only one.):


[X]       13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
  0
Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:
$135,784


List of Other Included Managers:





No.  13F File Number
Name








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FORM 13F ELECTRONIC FILING
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	FORM 13F INFORMATION TABLE
                                              VALUE   SHARES/  SH/ PUT/ INVSTMT OTHER 	       VOTING AUHORITY
NAME OF ISSUER TITLE OF CLASS   CUSIP  	     (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------ ---------------- ------- -------- -------- --- ---- ------- ------------ --------
ACCENTURE LTD			G1150G111	6,975	450,000	SH	Sole		 450,000
ADOBE SYS INC       COM		00724F101	7,708	250,000	SH	Sole		 250,000
AMERICA MOVIL SR-L  ADR		02364W105	3,008	225,000	SH	Sole		 225,000
ANTEON INTL         CP		03674E108	5,552	247,300	SH	Sole		 247,300
APPLIED FILMS CORP  COM STK	038197109	2,988	185,000	SH	Sole		 185,000
ASCENTIAL SOFTWARE CORP COM	04362P108	3,360 1,200,000	SH	Sole	        ,200,000
BEA SYSTEMS INC     COM		073325102	4,056	400,000	SH	Sole		 400,000
BELLSOUTH CORP      COM		079860102	3,576	165,000	SH	Sole	 	 165,000
CACI INTL INC  	    CL A	127190304	8,340	250,000	SH	Sole		 250,000
CENTURYTEL INC      COM STK	156700106	3,036	110,000	SH	Sole		 110,000
COGNIZANT TECH SOLUTIONS COM	192446102	5,048	75,000	SH	Sole		  75,000
EMBARCADERO  	    COM STK	290787100	1,707	270,000	SH	Sole		 270,000
EMULEX CORP    	    COM NEW	292475209	5,458	285,000	SH	Sole		 285,000
FIRST DATA CORP     COM		319963104	7,114	192,230	SH	Sole		 192,230
GENERAL MOTORS  CLASS H COM	370442832	4,760	425,000	SH	Sole		 425,000
GLOBAL PAYMENTS INC COM STK	37940X102	5,744	188,200	SH	Sole	         188,200
IMATION CORP 	    COM		45245A107	5,955	160,000	SH	Sole		 160,000
LAMAR ADVERTISING CO COM	512815101	4,401	150,000	SH	Sole		 150,000
LIBERTY MEDIA CORP  NEW		530718105	5,838	600,000	SH	Sole		 600,000
NOKIA CORP ADR 	    SHRS EA	654902204	5,254	375,000	SH	Sole		 375,000
NVIDIA CORP         COM STK	67066G104	644	50,000	SH	Sole		  50,000
REGENT COMMS        COM STK	758865109	950	200,000	SH	Sole		 200,000
RSA SECURITY INC    COM STK	749719100	1,065	150,000	SH	Sole		 150,000
SCRIPPS CO (E.W)    CL A NEW	811054204	4,544	60,000	SH	Sole		  60,000
SIEBEL SYS INC      COM		826170102	2,804	350,000	SH	Sole		 350,000
T-HQ INC      	    COM NEW	872443403	3,265	250,000	SH	Sole		 250,000
USA INTERACTIVE     COM STK	902984103	5,358	200,000	SH	Sole		 200,000
VERITAS SOFTWARE    COM		923436109	2,639	150,000	SH	Sole		 150,000
VERIZON COMMUNICATIONS		92343V104	3,535	100,000	SH	Sole		 100,000
VIACOM INC        CL B COM	925524308	6,391	175,000	SH	Sole		 175,000
VIGNETTE CORPORATION		926734104	1,824 1,200,000	SH	Sole	       1,200,000
WPP GROUP PLC SPONS ADR NEW	929309300	2,890	105,000	SH	Sole		 105,000




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